Rio Tinto financial information by business unit [Schedule] (Notes)	6 Months Ended
Jun. 30, 2019
Disclosure of operating segments [abstract]
Rio Tinto financial information by business unit
Rio Tinto financial information by business unit

		Gross revenue(a)		EBITDA(b)		Net earnings(c)
		for the 6 months ended		for the 6 months ended		for the 6 months ended
	Rio Tinto interest %	30 June 2019 US$m	30 June 2018 US$m	30 June 2019 US$m	30 June 2018 US$m	30 June 2019 US$m	30 June 2018 US$m
Iron Ore
Pilbara	(d)	11,039	9,113	7,528	5,626	4,548	3,202
Dampier Salt	68.4	128	123	38	29	14	9
Evaluation projects/other		41	57	(14)	30	(56)	20
Total Iron Ore		11,208	9,293	7,552	5,685	4,506	3,231

Aluminium	(e)
Bauxite		1,182	1,207	472	452	231	246
Alumina		1,455	1,605	461	435	247	222
Intrasegment		(425)	(447)	(2)	(3)	(1)	(2)
Bauxite & Alumina		2,212	2,365	931	884	477	466
Primary Metal		2,490	3,328	306	917	(14)	437
Pacific Aluminium		1,112	1,265	(54)	151	(96)	55
Inter-segment and other		(1,261)	(1,450)	28	(40)	20	(33)
Integrated operations		4,553	5,508	1,211	1,912	387	925
Other product group Items		502	589	(144)	(166)	(113)	(129)
Product group operations		5,055	6,097	1,067	1,746	274	796
Evaluation projects/other		45	51	60	85	41	75
Total Aluminium		5,100	6,148	1,127	1,831	315	871

Copper & Diamonds
Rio Tinto Kennecott	100.0	892	851	425	343	171	107
Escondida	30.0	1,061	1,271	568	790	213	316
Grasberg joint venture	(f)	—	—	—	(5)	—	(13)
Oyu Tolgoi and Turquoise Hill	(g)	735	587	306	202	52	38
Diamonds	(h)	271	323	69	132	(5)	55
Product group operations		2,959	3,032	1,368	1,462	431	503
Evaluation projects/other		—	—	(155)	(102)	(83)	(53)
Total Copper & Diamonds		2,959	3,032	1,213	1,360	348	450

Energy & Minerals
Rio Tinto Coal Australia	(i)	—	837	—	560	—	342
Iron Ore Company of Canada	58.7	1,075	495	526	122	171	16
Rio Tinto Iron & Titanium	(j)	983	857	339	229	144	60
Rio Tinto Borates	100.0	304	324	98	107	54	60
Uranium	(k)	146	201	39	14	13	6
Product group operations		2,508	2,714	1,002	1,032	382	484
Simandou iron ore project	(l)	—	—	(6)	(6)	(3)	(3)
Evaluation projects/other		31	27	(42)	(18)	(38)	(17)
Total Energy & Minerals		2,539	2,741	954	1,008	341	464

Other operations	(m)	10	9	(88)	(27)	(80)	(67)
Intersegment transactions		(7)	(6)	—	—	—	—
Product group total		21,809	21,217	10,758	9,857	5,430	4,949
Central pension costs, share-based payments and insurance				77	(83)	77	(54)
Restructuring, project and one-off costs				(175)	(177)	(119)	(39)
Central costs				(272)	(299)	(258)	(236)
Exploration and evaluation				(138)	(100)	(109)	(86)
Net interest						(89)	(118)
Underlying EBITDA/earnings				10,250	9,198	4,932	4,416
Items excluded from underlying EBITDA/earnings		—	(10)	117	325	(802)	(36)
EBITDA/net earnings				10,367	9,523	4,130	4,380
Reconciliation to Group income statement
Share of equity accounted unit sales and intra-subsidiary/equity accounted unit sales		(1,087)	(1,293)
Depreciation and amortisation in subsidiaries excluding capitalised depreciation				(2,059)	(2,019)
Impairment charges				(2,349)	(123)
Depreciation and amortisation in equity accounted units				(299)	(354)
Taxation and finance items in equity accounted units				(176)	(243)
Consolidated sales revenue/profit on ordinary activities before finance items and taxation		20,722	19,914	5,484	6,784
Rio Tinto financial information by business unit continued

		Capital expenditure(n)		Depreciation and amortisation		Operating assets(o)
		for the 6 months ended		for the 6 months ended		As at
	Rio Tinto interest %	30 June 2019 US$m	30 June 2018 US$m	30 June 2019 US$m	30 June 2018 US$m	30 June 2019 US$m	31 December 2018 US$m
Iron Ore
Pilbara	(d)	663	485	817	869	14,427	14,486
Dampier Salt	68.4	6	3	9	10	150	165
Evaluation projects/other		—	—	—	—	2	2
Total Iron Ore		669	488	826	879	14,579	14,653

Aluminium	(e)
Bauxite		242	480	112	78	2,681	2,494
Alumina		114	79	96	97	2,481	2,721
Intrasegment		—	—	—	—	(21)	(20)
Bauxite & Alumina		356	559	208	175	5,141	5,195
Primary Metal		303	272	312	311	9,890	9,306
Pacific Aluminium		52	54	77	72	1,148	1,156
Inter-segment and other		—	—	—	—	799	789
Total Aluminium		711	885	597	558	16,978	16,446

Copper & Diamonds
Rio Tinto Kennecott	100.0	179	158	216	205	1,910	1,864
Escondida	30.0	147	159	237	287	2,951	3,057
Grasberg joint venture	(f)	—	20	—	20	—	—
Oyu Tolgoi and Turquoise Hill	(g)	651	593	109	114	5,954	6,072
Diamonds	(h)	23	38	77	50	312	267
Product group operations		1,000	968	639	676	11,127	11,260
Evaluation projects/other		2	1	3	3	152	129
Total Copper & Diamonds		1,002	969	642	679	11,279	11,389

Energy & Minerals
Rio Tinto Coal Australia	(i)	—	42	—	34	—	(837)
Iron Ore Company of Canada	58.7	73	59	84	79	827	975
Rio Tinto Iron & Titanium	(j)	95	86	99	107	3,489	3,390
Rio Tinto Borates	100.0	17	21	30	29	525	518
Uranium	(k)	3	3	1	2	(480)	(406)
Product group operations		188	211	214	251	4,361	3,640
Simandou iron ore project	(l)	—	—	—	—	21	15
Evaluation projects/other		—	—	—	—	42	41
Total Energy & Minerals		188	211	214	251	4,424	3,696

Other operations	(m)	2	8	80	17	(178)	(442)
Product group total		2,572	2,561	2,359	2,384	47,082	45,742
Intersegment transactions						152	129
Net assets of disposal groups held for sale	(p)					217	440
Other items		25	23	36	19	(3,031)	(2,880)
Less: equity accounted units		(223)	(239)	(299)	(354)	—	—
Total		2,374	2,345	2,096	2,049	44,420	43,431
Add back: Proceeds from disposal of property, plant and equipment		17	18
Total capital expenditure per cash flow statement		2,391	2,363
Less: Net (debt)/cash						(4,855)	255
Equity attributable to owners of Rio Tinto						39,565	43,686